Expense Example {- Fidelity Advisor® Equity Income Fund} - 11.30 Fidelity Advisor Equity Income Fund - AMCIZ PRO-14 - Fidelity Advisor® Equity Income Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Equity Income Fund-Class A
Expense Example:
1 year	$ 662
3 years	845
5 years	1,045
10 years	1,619
Fidelity Advisor Equity Income Fund-Class M
Expense Example:
1 year	462
3 years	700
5 years	956
10 years	1,688
Fidelity Advisor Equity Income Fund-Class C
Expense Example:
1 year	273
3 years	536
5 years	923
10 years	1,796
Fidelity Advisor Equity Income Fund - Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Advisor Equity Income Fund-Class Z
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	$ 640